ORDINARY SHARES AND STATUTORY RESERVE (Statutory reserves and restricted net assets and Dividend) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ORDINARY SHARES AND STATUTORY RESERVE
Statutory Reserves, Percentage of Appropriation From Net Profit	10.00%
Statutory Reserves, Balance As Percentage to Capital	50.00%
Statutory Reserves for Private Schools Requiring Reasonable Returns, Percentage of Appropriation From Net Profit	25.00%
Statutory Reserves for Private Schools Not Requiring Reasonable Returns, Percentage of Expected Annual Increase in Net Assets	25.00%
Appropriations	¥ 6,780	¥ 19,037	¥ 16,736
Statutory reserve	201,381	194,601
Restricted net assets	1,228,153	1,558,879
Cash dividends	¥ 0	¥ 0	¥ 0